INCOME TAX	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
INCOME TAX	INCOME TAX
Under current Bermuda law, APWC is not subject to tax on income or capital gains, nor is withholding tax of Bermuda imposed upon payments of dividends by APWC to its shareholders.
APWC’s investments in the Operating Subsidiaries are held through subsidiaries incorporated in the British Virgin Islands (“BVI”). Under current BVI law, dividends from the BVI subsidiaries’ investments are not subject to income taxes and no withholding tax is imposed on payments of dividends by the BVI subsidiaries to APWC.
The Operating Subsidiaries and equity investees are governed by the income tax laws of Singapore, Thailand, Australia, the PRC and Taiwan. The corporate income tax rate in Singapore was 17% for each of the three years ended December 31, 2023, and there is no withholding tax on dividends applicable to our Company. For Thailand, the statutory corporate income tax rate was 20% for each of the three years ended December 31, 2023 and a withholding tax of 10% is levied on dividends received by our Company. Charoong Thai is listed on Stock Exchange of Thailand (“SET”). In Australia, the corporate income tax rate was 30% for 2020/2021, 2021/2022 and 2022/2023 tax years. The applicable corporate income tax rate for the subsidiaries in the PRC was 25% for each of the three years ended December 31, 2023. In Taiwan, the corporate income tax rate was 20% for each of the three years ended December 31, 2023.
Dividends received from the Operating Subsidiaries and equity investees may be subject to withholding taxes. Under the current Singapore corporate tax system, dividends paid by a Singapore resident company is tax exempt, and is not subject to withholding taxes. In Australia, dividends paid to non-residents are exempt from dividend withholding taxes except when dividends are paid out of profit that is not taxed by Australian income tax (i.e. unfranked dividends). For Thailand, dividends paid by a company to any individual or corporate payee overseas are subject to a withholding tax of 10%. Under the Corporate Income Tax Law of the PRC, dividend distribution of profits to foreign investor(s) is subject to withholding tax of 10%. In Taiwan, the dividends or profit distributed to non-resident shareholders are subject to 21% withholding tax.
The major components of income tax (benefits) expenses for the years ended December 31, 2023, 2022 and 2021 are:

	2023	2022	2021
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	2,798	3,547	3,078
Previously unrecognized tax loss or temporary difference used to reduce current income tax	(394)	(697)	(96)
Adjustments for current income tax of prior years	(694)	(54)	—
Total current income tax	1,710	2,796	2,982
Deferred tax (benefits)/expenses:
Relating to origination and reversal of temporary differences	(1,284)	12	(4,327)
Previously unrecognized tax loss or temporary difference used to reduce deferred tax expenses	(264)	—	—
Total deferred tax (benefits)/expenses	(1,548)	12	(4,327)
Income tax expenses (benefit) reported in the income statement	162	2,808	(1,345)

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Change in the fair value of equity instrument measured at fair value through other comprehensive income
Recognized during the year	221	(270)	147
Effect of change in tax rate	—	—	—
Net income on actuarial gains and losses
Recognized during the year	377	147	112
Effect of change in tax rate	—	—	—
Income tax expense (benefit) charged to other comprehensive income (loss)	598	(123)	259
APWC is incorporated in Bermuda, which does not have a statutory tax rate. The provision for income taxes differs based on the tax incurred by the Operating Subsidiaries, in their respective jurisdiction. Our Company determines its statutory tax rate based on its major commercial domicile that is its subsidiaries in Thailand. The reconciliation of difference between tax computed at the statutory tax rate and income tax expense / (benefit) reported in the consolidated income statement is as follows:

	2023	2022	2021
	US$’000	US$’000	US$’000
Profit/(loss) before tax	464	7,565	(9,857)
Tax at statutory rate of 20% (2022: 20%; 2021: 20%)	93	1,513	(1,971)
Foreign income taxed at different rate	940	1,332	1,465
Expenses not deductible for tax purpose	9	241	94
Utilization of previously unrecognized tax losses/temporary differences	(394)	(697)	(96)
Tax benefit arising from previously unrecognized tax losses	(264)	—	—
Net deferred tax asset not recognized	1,727	382	327
Tax exempt on income	(693)	(65)	(99)
Uncertain tax position	—	(102)	(1,173)
Return to provision adjustment	(694)	(54)	—
Deferred tax liability arising from undistributed earnings	(354)	96	(309)
Withholding tax on dividends	38	163	452
Enhanced pre-tax deductions of R&D Expenses	(242)	—	—
Others	(4)	(1)	(35)
Income tax expense/(benefit) reported in consolidated income statement	162	2,808	(1,345)
Deferred tax
Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2023	2022	2023	2022	2021
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(3,532)	(3,886)	(354)	96	(309)
Revaluations of financial assets at fair value through other comprehensive income	(419)	(198)	—	—	—
Unutilized building allowance (net)	(141)	(8)	131	(13)	9
Unused tax losses	3,220	1,373	(1,805)	(1,158)	(162)
Allowance for doubtful accounts	1,008	46	(945)	113	105
Inventory impairment	881	2,897	2,001	150	(2,914)
Rebates and other accrued liabilities	788	661	(119)	(85)	(170)
Unpaid retirement benefits	1,282	1,281	11	—	26
Deferred revenue and cost of sales	31	19	(12)	10	(15)
Actuarial loss	121	498	—	—	—
Unabsorbed depreciation	588	588	(4)	90	(67)
Provision for loss on onerous sale contract	451	—	(443)	817	(897)
Leases	41	36	(6)	9	3
Others	(360)	(361)	(3)	(17)	64
Deferred tax expenses/(benefits)			(1,548)	12	(4,327)
Net deferred tax assets	3,959	2,946
Reconciliation of deferred tax assets, net

	2023	2022	2021
	US$’000	US$’000	US$’000
Opening balance as of January 1	2,946	3,136	(519)
Tax benefit/(expense) during the period recognized in profit or loss	1,548	(12)	4,327
Tax (expense)/benefit during the period recognized in other comprehensive income	(598)	123	(259)
Exchange difference on translation foreign operations	63	(301)	(413)
Closing balance as of December 31	3,959	2,946	3,136
Our Company offset tax assets and liabilities if and only if it has legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes levied by the same tax authority.
Our Company has available unused net operating losses which arose in Thailand, China, Hong Kong, Singapore and Taiwan as of December 31, 2023 and 2022, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2023	2022
	US$’000	US$’000
2023	—	4,054
2024	2,135	2,955
2025	2,262	1,773
2026	2,535	3,011
2027	6,645	5,887
2028	13,111	—
2032	184	184
2033	736	—
No expiration	4,949	2,796
	32,557	20,660
Deferred tax assets have not been recognized in respect of these losses as they may not be used to offset taxable profits elsewhere in our Company, as they have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future. Our Company did not recognize deferred tax assets of $3,400 (2022: $3,017; 2021: $3,183) in respect of tax losses amounting to $15,928 (2022: $13,796; 2021: $14,228).
In addition, our Company did not recognize deferred assets of $476 (2022: $952; 2021: $1,675) in relation to deductible temporary differences amounting to $2,154 (2022: $4,881; 2021: $8,931).
There are no income tax consequences attached to the payment of dividends in 2023 or 2022 by APWC to its shareholders.
As of December 31, 2023 and 2022, our Company is subject to taxation in PRC, Australia, Thailand, Singapore and Taiwan. Our Company’s tax years from 2013 and forward are still subject to examination by the tax authorities in various tax jurisdictions.
A reconciliation of the beginning and ending amounts of uncertain tax position is as follows:

Change in Uncertain Tax Positions	2023	2022	2021
	US$’000	US$’000	US$’000
Balance as of January 1	—	28	339
Decrease due to lapses in statute of limitations	—	(26)	(312)
Exchange difference	—	(2)	1
Balance as of December 31	—	—	28
Our Company is not expecting there would be any reasonably possible change in the total amounts of uncertain tax position within twelve months of the reporting date. As of December 31, 2023, 2022, and 2021 the amount of uncertain tax position (excluding interest and penalties) included in the consolidated balance sheets that would, if recognized, affect the income tax expenses is $nil, $nil and $28, respectively.
Our Company recognized interest expense and penalties related to income tax matters as a component of income tax expense. The amount of related interest and penalties our Company has provided as of the dates listed below were:

	As of December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Accrued interest on uncertain tax position	—	—	46
Accrued penalties on uncertain tax position	—	—	28
Total accrued interest and penalties on uncertain tax position	—	—	74
For the years ended December 31, 2023, 2022 and 2021, our Company recognized $nil, $nil and $5 in interest, respectively; and no penalties were recognized for the three years ended December 2021 to 2023. For the years ended December 31, 2023, 2022 and 2021, our Company reversed $nil, $42 and $568 in interest and nil, $26 and $318 in penalties, respectively, due to lapses in statute of limitations. For the years ended December 31, 2023, 2022 and 2021, the exchange difference $nil, $(4) and $12 relating to interests, $nil, $(2) and $7 relating to penalty were included in income tax expenses.
Our Company considers each uncertain tax positions individually, by first consider whether each position taken in the tax return is probable of being sustained on examination by the taxing authority. It should recognize a liability for each item that is not probable of being sustained. The liability then is measured using a single best estimate of the most likely outcome. The uncertain tax positions presented in the current tax liability is the total liability for uncertain tax positions.